Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: accumulated amortization	$ (6,844)	$ (5,215)
Intangible assets, net	806	1,940
Accounting Software [Member]
Intangible asset, gross	$ 7,650	$ 7,155